Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 - OTHER CURRENT LIABILITIES

Composition:

	As of	As of
	December 31,	December 31,
	2022	2021

Deferred revenues	646	884
Provision for royalties to IIA	47	62
Payroll and social benefits	1,580	991
Vacation and recuperation provision	554	410
Accrued expenses and others	628	568
	3,455	2,915